RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Schedule of Allowance for Credit Losses for Growers Advances (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for expected credit losses related to grower advances at beginning of period	$ (37,049)
Additional provisions in the period	(3,675)
Recoveries of amounts previously reserved	586
Foreign exchange impact	40
Allowance for expected credit losses related to grower advances at end of period	(40,633)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance sheet write-offs	71
Balance sheet reclassifications	$ (606)